Description Of Organization, Business Operations And Going Concern - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	10 Months Ended
	Jan. 18, 2022	Jul. 02, 2021	Dec. 31, 2018	Mar. 31, 2022	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity			Dec. 12, 2018	Feb. 25, 2021	Feb. 25, 2021
Minimum net worth to consummate business combination		$ 5,000,001
Percentage of public shares that can be transferred without any restriction		15.00%
Percentage of public shares to be redeemed in case business combination is not consummated		100.00%
Interest to pay dissolution expenses		$ 100,000
Per share value of restricted assets		$ 10
Percentage of public shares redemption		100.00%
Cash				$ 51,889	$ 440,488
Working Capital				$ 4,817,570	$ 935,119
PIPE Investors [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share	$ 10
Sale of stock, number of shares issued in transaction	57,500,000
Sale of stock, consideration received on transaction	$ 575,000,000
Existing Directors, Officers And Equityholders Of, Or Investment Funds Managed By Suvretta Capital Management, LLC [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock, consideration received on transaction	156,400,000
Existing Directors, Officers And Unitholders Of ProKidney [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock, consideration received on transaction	$ 50,000,000
ProKidney LP [Member] | Restricted Stock Rights [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	17,500,000
ProKidney LP [Member] | Share Price One [Member] | Restricted Stock Rights [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, share price	$ 15
ProKidney LP [Member] | Share Price Two [Member] | Restricted Stock Rights [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, share price	20
ProKidney LP [Member] | Share Price Three [Member] | Restricted Stock Rights [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, share price	$ 25
Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account		80.00%
Equity method investment ownership percentage		50.00%
Maximum [Member] | Existing Directors, Officers And Unitholders Of ProKidney [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock, consideration received on transaction	$ 100,000,000
Common Class A [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock price per share		$ 10
Common Class A [Member] | IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		25,000,000
Sale of stock price per share		$ 10
Proceeds from initial public offering		$ 250,000,000
Transaction costs incurred inconnection with initial public offering		12,479,666
Underwriting fee		4,400,000
Deferred underwriting fee		7,700,000
Deferred offering costs		379,666
Common stock held in trust account		$ 250,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		3,000,000
Common Class A [Member] | Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		640,000
Sale of stock price per share		$ 10
Proceeds from private placement issue		$ 6,400,000